EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
15.	EARNINGS PER SHARE

	2020 US$	2019 US$	2018 US$
Basic loss per share	(0.01)	(0.02)	(0.02)
Diluted loss per share	(0.01)	(0.02)	(0.02)

	2020 US$	2019 US$	2018 US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(5,671,099)	(9,822,626)	(9,957,817)
Earnings used in calculating basic and dilutive earnings per share	(5,671,099)	(9,822,626)	(9,957,817)

	Number of Ordinary Shares 2020	Number of Ordinary Shares 2019	Number of Ordinary Shares 2018
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	828,356,668	621,391,730	520,222,133

(a)	Non-Dilutive Securities

As at June 30,2020, 53,625,000 Incentive Options and 5,000,000 Performance Rights, which together represent 58,625,000 potential Ordinary Shares, were considered non-dilutive as they would decrease the loss per share.

As at June 30, 2019, 85,850,000 Incentive Options and 50,000 Performance Rights, which together represent 85,900,000 potential Ordinary Shares, were considered non-dilutive as they would decrease the loss per share.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2020

After year end, the Company issued 120,000,000 fully paid ordinary shares pursuant to a private placement to existing non-U.S. institutional and sophisticated shareholders and directors, at an issue price of A$0.09 per share, to raise gross proceeds of A$10.8 million (~US$7.8 million).

Other than as outlined above, there have been no conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.